PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)

Common Stocks – 98.6% of Net Assets

	Australia – 4.0%
48,081	Goodman Group	$523,155
341,314	GPT Group (The)	943,244
54,896	Lendlease Corp. Ltd.	305,263
851,463	Scentre Group	1,584,590

		3,356,252

	Belgium – 0.2%
1,852	Cofinimmo S.A.	153,596

	Canada – 2.1%
138,290	Summit Industrial Income REIT	1,767,262

	France – 1.9%
6,956	Gecina S.A.	620,155
25,915	Klepierre S.A.	520,846
54,136	Mercialys S.A.	468,780

		1,609,781

	Germany – 1.8%
13,959	LEG Immobilien SE	911,316
29,117	Vonovia SE	643,794

		1,555,110

	Hong Kong – 4.3%
179,500	CK Asset Holdings Ltd.	992,378
147,900	Link REIT	874,180
200,903	Sino Land Co. Ltd.	214,527
61,500	Sun Hung Kai Properties Ltd.	660,898
236,000	Swire Properties Ltd.	453,572
113,696	Wharf Real Estate Investment Co. Ltd.	447,969

		3,643,524

	Japan – 10.7%
920	AEON REIT Investment Corp.	990,495
1,324	GLP J-REIT	1,373,097
1,370	Japan Hotel REIT Investment Corp.	721,794
319	Japan Prime Realty Investment Corp.	866,354
100,941	Mitsui Fudosan Co. Ltd.	1,932,855
185	Mori Trust Sogo REIT, Inc.	184,615
86	Nippon Building Fund, Inc.	382,291
52,650	Nomura Real Estate Holdings, Inc.	1,190,090
1,327	United Urban Investment Corp.	1,404,003

		9,045,594

	Singapore – 2.3%
595,400	CapitaLand Ascott Trust	401,426
836,287	CapLand Ascendas REIT	1,547,290

		1,948,716

Shares	Description	Value (†)

Common Stocks – continued

	Spain – 0.7%
69,988	Merlin Properties SOCIMI S.A.	$593,259

	Sweden – 1.2%
60,461	Castellum AB	691,316
43,901	Fastighets AB Balder, B Shares(a)	164,789
81,112	Samhallsbyggnadsbolaget i Norden AB	111,439

		967,544

	United Kingdom – 5.0%
33,564	Big Yellow Group PLC	431,887
148,664	British Land Co. PLC (The)	623,629
131,196	LondonMetric Property PLC	281,340
64,620	Safestore Holdings PLC	669,488
136,840	Segro PLC	1,231,560
246,961	Sirius Real Estate Ltd.	199,666
503,668	Tritax Big Box REIT PLC	809,869

		4,247,439

	United States – 64.4%
105,350	American Homes 4 Rent, Class A	3,364,879
5,727	American Tower Corp.	1,186,577
204,310	Brixmor Property Group, Inc.	4,353,846
86,360	CubeSmart	3,615,893
15,684	EastGroup Properties, Inc.	2,457,526
8,300	Equinix, Inc.	4,701,452
13,995	Essex Property Trust, Inc.	3,110,249
64,550	Kilroy Realty Corp.	2,758,867
22,036	Life Storage, Inc.	2,437,402
91,250	NETSTREIT Corp.	1,717,325
56,120	ProLogis, Inc.	6,215,290
14,150	Ryman Hospitality Properties, Inc.	1,258,218
14,160	Simon Property Group, Inc.	1,543,157
21,033	Sun Communities, Inc.	2,836,300
98,380	UDR, Inc.	3,911,589
103,324	Ventas, Inc.	4,043,068
156,846	VICI Properties, Inc.	5,022,209

		54,533,847

	Total Common Stocks (Identified Cost $99,508,283)	83,421,924

Principal Amount

Short-Term Investments – 1.7%
$ 1,478,800	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $1,478,845 on 11/01/2022 collateralized by $1,508,100 U.S. Treasury Floating Rate Note, 0.000% due 10/31/2024 valued at $1,508,417 including accrued interest(b) (Identified Cost $1,478,800)	1,478,800

Total Investments – 100.3% (Identified Cost $100,987,083)	84,900,724
Other Assets Less Liabilities – (0.3)%	(262,302)

Net Assets – 100.0%	$84,638,422

(†)	Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share. Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,356,252	$—	$3,356,252
Belgium	—	153,596	—	153,596
Canada	1,767,262	—	—	1,767,262
France	—	1,609,781	—	1,609,781
Germany	—	1,555,110	—	1,555,110
Hong Kong	—	3,643,524	—	3,643,524
Japan	—	9,045,594	—	9,045,594
Singapore	—	1,948,716	—	1,948,716
Spain	—	593,259	—	593,259
Sweden	—	967,544	—	967,544
United Kingdom	199,666	4,047,773	—	4,247,439
United States	54,533,847	—	—	54,533,847

Total Common Stocks	$56,500,775	$26,921,149	$—	$83,421,924

Short-Term Investments	—	1,478,800	—	1,478,800

Total	$56,500,775	$28,399,949	$—	$84,900,724

Industry Summary at October 31, 2022 (Unaudited)

REITs - Diversified	20.4%
REITs - Warehouse/Industrials	17.3
REITs - Apartments	12.3
REITs - Shopping Centers	11.2
Real Estate Management & Development	10.6
REITs - Storage	8.5
REITs - Office Property	4.9
REITs - Health Care	4.8
REITs - Manufactured Homes	3.3
REITs - Hotels	2.9
REITs - Regional Malls	2.4
Short-Term Investments	1.7

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

Currency Exposure Summary at October 31, 2022 (Unaudited)

United States Dollar	66.1%
Japanese Yen	10.7
British Pound	5.0
Euro	4.6
Hong Kong Dollar	4.3
Australian Dollar	4.0
Singapore Dollar	2.3
Canadian Dollar	2.1
Swedish Krona	1.2

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%